Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 325,110	$ 270,651	$ 246,246
Cost of Revenue [Abstract]
Cost of Revenue	53,231	50,746	42,557
Gross Profit, Total	271,879	219,905	203,689
Operating Expenses [Abstract]
Research and Development Expense	84,386	80,620	65,541
Selling and Marketing Expense	110,813	97,387	76,389
General and Administrative Expense	43,443	40,854	47,937
Operating Expenses, Total	238,642	218,861	189,867
Operating Income (Loss), Total	33,237	1,044	13,822
Nonoperating Income (Expense)	(108,800)	119,716	68,483
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	(75,563)	120,760	82,305
Income Tax Expense (Benefit)	5,537	(45)	10,909
Net Income (Loss) Attributable to Parent, Total	(81,100)	120,805	71,396
Earnings Per Share [Abstract]
Basic net income (loss) per share attributable to ordinary shareholders	$ (81,100)	$ 116,111	$ 70,433
Basic net income (loss) per ordinary share (in USD per share)	$ (0.43)	$ 0.64	$ 0.49
Diluted net income (loss) per share (in USD per share)	$ (0.43)	$ 0.59	$ 0.44
Weighted average number of ordinary shares used in computing basic net income (loss) per share (in shares)	190,154,549	182,693,375	144,002,394
Weighted average number of ordinary shares used in computing diluted net income (loss) per share (in shares)	190,154,549	195,393,558	161,538,579
Subscription Services [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 209,751	$ 153,470	$ 120,889
Cost of Revenue [Abstract]
Cost of Revenue	19,219	16,875	9,369
Term-Licenses [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	70,663	62,487	62,428
Cost of Revenue [Abstract]
Cost of Revenue	6	425	2,299
Professional Services [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	31,135	33,321	28,760
Cost of Revenue [Abstract]
Cost of Revenue	20,240	20,459	21,072
Other non-recurring
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	13,561	21,373	34,169
Cost of Revenue [Abstract]
Cost of Revenue	$ 13,766	$ 12,987	$ 9,817